Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of equity distribution
	2020	2019	2018
	November 16, 2020	November 18, 2019	September 24, 2018
Approval date by Board of Directors
Declared dividends per share to be paid in cash S/	0.23000	0.36000	0.38000
Declared dividends S/(000)	98,465	154,119	161,396